ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2016 segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	6
Match Group, Inc.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	82.50%
Voting interest (as a percent)	97.90%